Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000066393 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000066393 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000066393 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000066393 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000066393 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000066393 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000066393 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000066393 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000066393 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000066393 | Materials
Holdings [Line Items]
Percent of Net Asset Value	31.90%
C000066393 | Financials
Holdings [Line Items]
Percent of Net Asset Value	37.50%
C000051120 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000051120 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000051120 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000051120 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C000051120 | Materials
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000076451 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000076451 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000076451 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000076451 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000076451 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000076451 | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000076451 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000076451 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000076451 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000076451 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000076451 | Financials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000076451 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000138289 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000138289 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C000138289 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000138289 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000138289 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000138289 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000138289 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000138289 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000138289 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C000236336 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000236336 | Collateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	97.20%
C000240390 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.50%)
C000240390 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000240390 | Government
Holdings [Line Items]
Percent of Net Asset Value	92.00%
C000232971 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C000232971 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000232971 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000232971 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000232971 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000232971 | Financials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000232971 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	49.10%
C000231730 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000231730 | Government
Holdings [Line Items]
Percent of Net Asset Value	60.80%
C000024980 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000024980 | Precious Metals & Minerals
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000024980 | Silver
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000024980 | Gold
Holdings [Line Items]
Percent of Net Asset Value	93.80%
C000231316 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000231316 | Precious Metals & Minerals
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000231316 | Commodity Chemicals
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000231316 | Fertilizers & Agricultural Chemicals
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000231316 | Electrical Components & Equipment
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000231316 | Specialty Chemicals
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000231316 | Copper
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000231316 | Diversified Metals & Mining
Holdings [Line Items]
Percent of Net Asset Value	53.50%
C000082390 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C000082390 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000082390 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000082390 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000082390 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000082390 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000082390 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000082390 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000082390 | Financials
Holdings [Line Items]
Percent of Net Asset Value	30.50%
C000082390 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C000070695 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000070695 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000070695 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000070695 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000070695 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000070695 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000070695 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000070695 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000070695 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000070695 | Materials
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000070695 | Financials
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000127738 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000127738 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000127738 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000127738 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000127738 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000127738 | Energy
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000127738 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000127738 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000127738 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000127738 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000127738 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000127738 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	45.70%
C000081187 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000081187 | Precious Metals & Minerals
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000081187 | Silver
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000081187 | Gold
Holdings [Line Items]
Percent of Net Asset Value	78.00%
C000081187 | Diversified Metals & Mining
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000047031 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C000047031 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	40.40%
C000047031 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C000047031 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000047031 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000047031 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000047031 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.30%
C000064328 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000064328 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000064328 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000064328 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000064328 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000064328 | Energy
Holdings [Line Items]
Percent of Net Asset Value	31.50%
C000064328 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000064328 | Materials
Holdings [Line Items]
Percent of Net Asset Value	39.70%
C000064328 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000244874 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000244874 | Equity Real Estate Investment Trusts (REITs)
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000158570 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000158570 | Energy
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C000105866 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000105866 | Oil & Gas Drilling
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C000105866 | Oil & Gas Equipment & Services
Holdings [Line Items]
Percent of Net Asset Value	80.10%
C000092114 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000092114 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000092114 | Materials
Holdings [Line Items]
Percent of Net Asset Value	92.70%
C000047032 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000047032 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000047032 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000047032 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000047032 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000047032 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000047032 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000047032 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	69.20%
C000098930 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	(18.30%)
C000098930 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000098930 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000098930 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000098930 | Energy
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000098930 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000098930 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000098930 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000098930 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000098930 | Financials
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000098930 | Money Market Fund
Holdings [Line Items]
Percent of Net Asset Value	118.30%
C000037682 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000037682 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000037682 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000037682 | Materials
Holdings [Line Items]
Percent of Net Asset Value	92.70%
C000051121 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000051121 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	42.60%
C000051121 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000051121 | Energy
Holdings [Line Items]
Percent of Net Asset Value	42.70%
C000066397 | Other assets and liabilities
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000066397 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000066397 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	26.90%
C000066397 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000066397 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000066397 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C000066397 | Materials
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000066397 | Financials
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000066397 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	0.00%